Debt (Senior Secured Credit Facility) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Amended Facility | Accordion
Debt Instrument [Line Items]
Credit facility aggregate maximum borrowing capacity	$ 2,000,000,000.0
Senior secured credit facility
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
Senior secured credit facility, amount outstanding	$ 970,100,000
Total amount available for borrowings, remaining borrowing capacity	728,700,000
Senior secured credit facility | Petroleum Products
Debt Instrument [Line Items]
Senior secured credit facility, amount outstanding	$ 17,800,000
Senior secured credit facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
Debt instrument covenant, requirement leverage ratio	1.00
Debt instrument covenant, requirement senior secured leverage ratio	1.00
Debt instrument covenant, requirement interest coverage ratio	1.00
Senior secured credit facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage	0.25%
Debt instrument covenant, requirement leverage ratio	5.50
Debt instrument covenant, requirement senior secured leverage ratio	3.75
Debt instrument covenant, requirement interest coverage ratio	3.00
Senior secured credit facility | Acquisition Period | Maximum
Debt Instrument [Line Items]
Debt instrument covenant, requirement interest coverage ratio	1.00
Senior secured credit facility | Acquisition Period | Minimum
Debt Instrument [Line Items]
Debt instrument covenant, requirement interest coverage ratio	2.75
Senior secured credit facility | Letter of Credit
Debt Instrument [Line Items]
Letter of credit, fee percentage	2.75%
Letters of credit, outstanding amount	$ 1,200,000
Senior secured credit facility | Letter of Credit | Maximum
Debt Instrument [Line Items]
Letters of credit, outstanding amount	100,000,000
Senior secured credit facility | Amended Facility
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	1,700,000,000
Senior secured credit facility | Amended Facility | Accordion
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	$ 300,000,000
Federal Funds Effective Rate
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	0.50%
Federal Funds Effective Rate | Maximum
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.00%
LIBOR Rate | Maximum
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.00%
Eurodollar Rate
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	2.75%
Eurodollar Rate | Maximum
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.50%
Letter of credit, fee percentage	3.00%
Eurodollar Rate | Minimum
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	3.00%
Letter of credit, fee percentage	1.50%
Alternate Base Rate | Maximum
Debt Instrument [Line Items]
Letter of credit, fee percentage	2.00%
Alternate Base Rate | Minimum
Debt Instrument [Line Items]
Letter of credit, fee percentage	0.50%
Applicable Margin
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.75%